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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [__]; Amendment Number: ______
This Amendment (Check only one.):  [__] is a restatement.
                                   [__] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TA Associates, L.P.
Address:  200 Clarendon Street, 56th Floor
          Boston, MA 02116

Form 13F File Number: 28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas P. Alber
Title:  Chief Financial Officer
Phone:  617.574.6735

Signature, Place, and Date of Signing:

  /s/ Thomas P. Alber              Boston, MA                 5/15/12
------------------------           ----------                 -------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $283,914
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                              TA Associates, L.P.

                          Form 13F Information Table

                                March 31, 2012

         Column 1:            Column 2:  Column 3:  Column 4:    Column 5:     Column 6:  Column 7:       Column 8:
                                                                                                       Voting Authority
                                                                                                    ----------------------
                                Title                 Value      Shares or     Investment   Other
       Name of Issuer         of Class     CUSIP    (x$1000)  Principal Amount Discretion  Manager     Sole    Shared None
----------------------------- --------- ----------- --------  ---------------- ----------  -------     ----    ------ ----
AVG Technologies N V           Common   N07831 10 5 $190,409    12,736,384SH      Sole              12,736,384
Intralinks Holdings Inc.       Common   46118H 10 4 $ 49,508     9,358,834SH      Sole               9,358,834
MetroPCS Communications Inc.   Common   591708 10 2 $ 43,997     4,877,681SH      Sole               4,877,681
                                                    --------
    COLUMN TOTALS                                   $283,914
                                                    ========